Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
First variation of VAT and related surcharges (as a percent)	6.00%
Second variation of VAT and related surcharges (as a percent)	9.00%
Third variation of VAT and related surcharges (as a percent)	13.00%
Surcharges on business taxes and VAT (as a percent)	12.00%	12.00%	12.00%
Accounts Receivable, Net, Current	¥ 933,057	¥ 668,342		$ 142,997	¥ 148,423
Additions charged to general and administrative expenses, net	¥ (43,606)	(117)	¥ (566)
Advertising revenues [Member] | Maximum
Disaggregation of Revenue [Line Items]
Period over which payments are due	3 months
Others
Disaggregation of Revenue [Line Items]
Deferred revenue					56,966
Revenue recognized	¥ 30,886	52,233
Deferred revenue	28,596	35,619
Live streaming
Disaggregation of Revenue [Line Items]
Deferred revenue	430,510	174,553			¥ 4,779
Revenue recognized	¥ 161,868	¥ 4,779